INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Partnership	Mar. 31, 2022	Mar. 31, 2021
Number Of Operating Partnerships [Line Items]
Number of operating limited partnerships	13	23
Series 47
Number Of Operating Partnerships [Line Items]
Number of operating limited partnerships		4
Series 48
Number Of Operating Partnerships [Line Items]
Number of operating limited partnerships	1	2
Series 49
Number Of Operating Partnerships [Line Items]
Number of operating limited partnerships	12	17